Xtrackers Harvest CSI 300 China A-Shares ETF Investment Strategy - Xtrackers Harvest CSI 300 China A-Shares ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investments results that correspond generally to the performance, before fees and expense, of the CSI 300 Index (the “Underlying Index”), which is designed to reflect the price fluctuation and performance of the China A-Share market and is composed of the 300 largest and most liquid stocks in the China A-Share market. DBX Advisors LLC (the “Advisor”) expects that, over time, the correlation between the fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation.A-Shares are equity securities issued by companies incorporated in mainland China and are denominated and traded in renminbi (“RMB”) on stock exchanges in mainland China including the Shenzhen, Shanghai and Beijing Stock Exchanges. Under current regulations in the People’s Republic of China (“China” or the “PRC”), foreign investors can invest in the domestic PRC securities markets through certain market-access programs. These programs include the Shanghai - Hong Kong and Shenzhen - Hong Kong Stock Connect programs (“Stock Connect”) and the Qualified Foreign Investor (“QFI”, including Qualified Foreign Institutional Investor (“QFII”) and Renminbi Qualified Foreign Institutional Investor (“RQFII”)) program, where investors will be required to obtain a license from the China Securities Regulatory Commission (“CSRC”) to participate in the program.Stock Connect is a securities trading and clearing program between either the Shanghai Stock Exchange or Shenzhen Stock Exchange and The Stock Exchange of Hong Kong Limited (“SEHK”), China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited. Stock Connect is designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle eligible securities (including A-shares and ETFs) on each market via their local exchanges. Trading through Stock Connect is subject to a daily quota (“Daily Quota”), which limits the maximum daily net purchases on any particular day by Hong Kong investors (and foreign investors trading through Hong Kong) trading PRC listed securities and PRC investors trading Hong Kong listed securities through the relevant Stock Connect. Accordingly, the fund’s direct investments in A-Shares will be limited in part by the Daily Quota that limits total purchases through Stock Connect.Harvest Global Investments Limited (the “Subadvisor” or “HGI”) is a licensed RQFII and is regarded as a QFI under the prevailing rules and regulations in the PRC, and the fund may therefore invest in A-Shares via HGI’s QFI license. The Subadvisor, on behalf of the fund, thus also may invest in A-Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges. QFIs have also registered with China’s State Administration of Foreign Exchange (“SAFE”) to remit foreign currencies which can be traded on the China Foreign Exchange Trade System (in the case of a QFII) and RMB (in the case of an RQFII) in the PRC for the purpose of investing in the PRC’s domestic securities markets. Investment companies are not currently within the types of entities that are eligible for a QFI license.The Subadvisor expects to use a full replication indexing strategy to seek to track the Underlying Index. As such, the Subadvisor expects to invest directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the Subadvisor to acquire component securities due to limited availability or regulatory restrictions, the Subadvisor may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when the Subadvisor is using a representative sampling indexing strategy.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). The fund will seek to achieve its investment objective by primarily investing directly in A-Shares. The fund intends to invest directly in A-Shares through Stock Connect and/or via the Subadvisor’s QFI license. While the fund intends to invest primarily and directly in A-Shares, the fund also may invest in securities of issuers not included in the Underlying Index, certain derivative instruments and other pooled investment vehicles, including affiliated and/or foreign investment companies, that the Advisor and/or Subadvisor believes will help the fund to achieve its investment objective. The remainder of the fund’s assets will be invested primarily in money market instruments and cash equivalents. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in A-Shares of Chinese issuers or in derivative instruments and other securities that provide investment exposure to A-Shares of Chinese issuers. The fund may invest in depositary receipts.As of July 31, 2026, the Underlying Index consisted of 300 securities with an average market capitalization of approximately $31.85 billion and a minimum market capitalization of approximately $4.41 billion. Under normal circumstances, the Underlying Index is reconstituted semi-annually every June and December. The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology, financials and industrials sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.Shares of the fund are not sponsored, endorsed, sold or promoted by China Securities Index Co., Ltd. (the “Index Provider” or “CSI”) or any affiliate of CSI and CSI bears no liability with respect to the fund or any security.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that the Underlying Index is concentrated.